Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Unrealized Results
(d)	Unrealized results, net -
This item is made up as follows:

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balances as of January 1, 2021	297,212	1,667,103	(1,255,845)	(37,108)	165,411	836,773
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,389,995	—	—	1,389,995
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	145,899	—	—	—	—	145,899
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(451,898)	—	—	—	—	(451,898)
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(1,986,046)	—	—	—	(1,986,046)
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(249,689)	—	—	—	(249,689)
Transfer of impairment gain on debt instruments at fair value through other comprehensive income	—	(30,994)	—	—	—	(30,994)
Variation for net unrealized loss on cash flow hedges	—	—	—	68,615	—	68,615
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	13,371	—	13,371
Translation of foreign operations	—	—	—	—	95,674	95,674

Balances as of December 31, 2021	(8,787)	(599,626)	134,150	44,878	261,085	(168,300)

Changes due to first adoption of IFRS 17, see Note 3.7	—	—	(134,177)	—	—	(134,177)

Balances as of January 1, 2022 - Restated (Note 3.7)	(8,787)	(599,626)	(27)	44,878	261,085	(302,477)

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,711,520	—	—	1,711,520
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	(21,663)	—	—	—	—	(21,663)
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income, Note 5(g)	(16,313)	—	—	—	—	(16,313)
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(1,848,192)	—	—	—	(1,848,192)
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	14,263	—	—	—	14,263
Transfer of impairment recovery on debt instruments at fair value through other comprehensive income	—	12,746	—	—	—	12,746
Variation for net unrealized loss on cash flow hedges	—	—	—	(70,170)	—	(70,170)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	16,030	—	16,030
Translation of foreign operations	—	—	—	—	(50,165)	(50,165)

Balances as of December 31, 2022 - Restated (Note 3.7)	(46,763)	(2,420,809)	1,711,493	(9,262)	210,920	(554,421)

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—		(968,599)	—	—	(968,599)

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss.	16,055	—	—	—	—	16,055
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(33,433)	—	—	—	—	(33,433)
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss.	—	1,128,206	—	—	—	1,128,206
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss.	—	(8,350)	—	—	—	(8,350)
Transfer of impairment recovery on debt instruments at fair value through other comprehensive income	—	7,390	—	—	—	7,390
Variation for net unrealized loss on cash flow hedges	—	—	—	(67,980)	—	(67,980)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	45,309	—	45,309
Translation of foreign operations	—	—	—	—	(21,970)	(21,970)

Balances as of December 31, 2023	(64,141)	(1,293,563)	742,894	(31,933)	188,950	(457,793)

Summary of Other Comprehensive Income Explanatory
(e)	Components of other comprehensive income -
The consolidated statement of comprehensive income includes: (i) other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income; which will not be reclassified to the consolidated statement of income at the time of its disposal, but will be reclassified to retained earnings; and (ii) other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of financial instruments derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income and translation for foreign operations. Below is the movement of the caption:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
Gains (losses) on equity instruments at fair value through other comprehensive income, net	16,055	(21,663)	145,899

Subtotal	16,055	(21,663)	145,899

Non-controlling interest	8	(43)	231
Income Tax	157	(218)	31

Total	16,220	(21,924)	146,161

Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Net gain (loss) unrealized on debt instruments at fair value through other comprehensive income	1,128,206	(1,848,192)	(1,986,046)
Transfer to income of net realized (gain) loss on debt instruments at fair value through other comprehensive income	(8,350)	14,263	(249,689)
Transfer to income of loss (recovery) for impairment on debt instruments at fair value through other comprehensive income	7,390	12,746	(30,994)

Subtotal	1,127,246	(1,821,183)	(2,266,729)

Non-controlling interest	3,618	(4,423)	(6,978)
Income Tax	3,645	(8,250)	(8,404)

Total	1,134,509	(1,833,856)	(2,282,111)

Insurance premiums reserve	—	—	1,389,995
Non-controlling interest	—	—	2,285

Total	—	—	1,392,280

Insurance contracts reserve at fair value, Note 14(b)	(968,599)	1,711,520	—

Non-controlling interest	(1,592)	2,814	—

Total	(970,191)	1,714,334	—

Cash flow hedges:
Net (loss) gain from cash flow hedges	(67,980)	(70,170)	68,615
Transfer of net realized loss from cash flow hedge to consolidated statement of income	45,309	16,030	13,371

Subtotal	(22,671)	(54,140)	81,986

Non-controlling interest	(105)	(144)	261
Income Tax	(6,336)	(8,670)	15,696

Total	(29,112)	(62,954)	97,943

Foreign currency translation	(21,970)	(50,165)	95,674

Summary of Contingent Credits Weighted By Risk And Regulatory Capital Explanatory
As of December 31, 2023 and 2022, in application of the provisions of the SBS Resolutions, Interbank maintains the following amounts related to the risk weighted assets and contingent and regulatory capital (basic and supplementary):

	2023	2022
	S/(000)	S/(000)
Total risk weighted assets and credits	63,494,884	64,690,083
Total regulatory capital	9,811,486	9,754,806
Basic regulatory capital (Level 1)	7,461,727	7,016,417
Supplementary regulatory capital (Level 2)	2,349,759	2,738,389
Global capital to regulatory capital ratio	15.45%	15.08%

Summary of Equity Surplus Explanatory
As of December 31, 2023 and 2022, Interseguro’s surplus equity is as follows:

	2023	2022
	S/(000)	S/(000)
Regulatory capital	1,370,151	1,338,237
Less
Solvency equity (solvency margin)	698,409	714,875
Guarantee fund	455,253	250,207

Surplus	216,489	373,155

Summary of Risk Weighted Assets Capital Ratio
The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio As of December 31, 2023 and 2022 is the following:

	2023	2022
	US$(000)	US$(000)
Total eligible capital	137,460	195,806

Total risk weighted assets	792,352	959,241

Capital adequacy ratio (in percentage)	17.35	20.41